Note 3 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
	2017	2018
Office equipment	39	143
Laboratory equipment	104	111
Motor vehicles	23	23
Leasehold improvements	13	109
	179	386
Less: accumulated depreciation	(56)	(104)
Property and equipment, net	123	282